INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 3,194,045	$ 2,960,542
Key management personnel	909,861	1,550,050
Employee benefits and social security	$ 4,103,906	4,510,592
Key management personnel		534,038
Employee benefits and social security		$ 534,038